UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2009

1.808792.105

SI-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 33.7%
		Principal Amount (000s) (c)	Value (000s)
Convertible Bonds - 0.6%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		$ 2,640	$ 2,327
Oil, Gas & Consumable Fuels - 0.1%
Massey Energy Co. 3.25% 8/1/15		7,790	6,179
TOTAL ENERGY			8,506
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SunPower Corp.:
0.75% 8/1/27		1,040	988
1.25% 2/15/27		890	781
			1,769
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc.:
5.75% 8/15/12		1,510	1,267
6% 5/1/15		6,045	4,519
ON Semiconductor Corp. 0% 4/15/24		450	456
Spansion, Inc. 2.25% 6/15/16 (b)(f)		4,115	1,646
			7,888
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. 3.125% 6/15/12		29,220	25,531
TOTAL CONVERTIBLE BONDS			43,694
Nonconvertible Bonds - 33.1%
CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.3%
Affinia Group, Inc.:
9% 11/30/14		2,950	2,803
10.75% 8/15/16 (f)		760	811
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		$ 2,610	$ 2,806
Tenneco, Inc.:
8.125% 11/15/15		1,185	1,149
8.625% 11/15/14		4,360	4,077
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		4,795	5,203
TRW Automotive, Inc.:
7% 3/15/14 (f)		335	305
7.25% 3/15/17 (f)		240	211
Visteon Corp. 7% 3/10/14 (b)		10,020	2,455
			19,820
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (b)		10,500	1,575
7.125% 7/15/13 (b)		2,720	394
7.2% 1/15/11 (b)		1,395	209
7.4% 9/1/25 (b)		5,950	893
7.7% 4/15/16 (b)		8,489	1,295
8.1% 6/15/24 (b)		2,775	423
8.25% 7/15/23 (b)		11,040	1,711
8.375% 7/15/33 (b)		11,475	1,865
8.8% 3/1/21 (b)		785	120
			8,485
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,990	3,065
Mac-Gray Corp. 7.625% 8/15/15		680	670
			3,735
Hotels, Restaurants & Leisure - 1.7%
American Casino & Entertainment Properties LLC 11% 6/15/14 (f)		4,790	4,263
Carrols Corp. 9% 1/15/13		4,095	4,095
Harrah's Operating Co., Inc. 11.25% 6/1/17 (f)		11,755	11,873
MGM Mirage, Inc.:
5.875% 2/27/14		6,920	5,294
6.625% 7/15/15		25,519	19,522
6.75% 9/1/12		6,220	5,318
6.75% 4/1/13		12,170	9,919
6.875% 4/1/16		4,440	3,397
7.5% 6/1/16		15,865	12,216
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
7.625% 1/15/17		$ 10,970	$ 8,502
10.375% 5/15/14 (f)		2,750	2,943
11.125% 11/15/17 (f)		3,890	4,279
Mohegan Tribal Gaming Authority 6.875% 2/15/15		3,533	2,394
Scientific Games Corp. 6.25% 12/15/12		660	642
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,540	1,093
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(f)		5,450	4,932
Six Flags, Inc.:
8.875% 2/1/10 (b)		8,225	1,481
9.625% 6/1/14 (b)		7,664	1,418
9.75% 4/15/13 (b)		1,255	226
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,425
Station Casinos, Inc.:
6% 4/1/12 (b)		9,620	2,886
6.5% 2/1/14 (b)		11,643	466
6.625% 3/15/18 (b)		11,970	479
6.875% 3/1/16 (b)		12,803	512
7.75% 8/15/16 (b)		14,415	4,541
Town Sports International Holdings, Inc. 11% 2/1/14		3,328	1,731
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,900	2,900
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,971
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (b)		575	58
12.75% 1/15/13 (b)		1,070	21
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		1,110	666
			126,463
Household Durables - 0.1%
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,140
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,700	1,872
			9,012
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	648
Media - 3.0%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,767
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		$ 6,310	$ 6,846
CanWest Media, Inc. 8% 9/15/12 (b)		860	503
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15 (b)		19,013	3,517
11% 10/1/15 (b)		310	54
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (b)		11,055	12,216
10.25% 9/15/10 (b)		9,385	10,558
10.25% 10/1/13 (b)		6,395	7,066
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10.375% 4/30/14 (f)(i)		8,610	8,782
12.875% 9/15/14 (f)		16,315	17,702
Clear Channel Communications, Inc.:
4.9% 5/15/15		2,600	988
5.5% 9/15/14		2,000	883
5.5% 12/15/16		1,890	709
5.75% 1/15/13		3,145	1,635
6.25% 3/15/11		175	122
6.875% 6/15/18		1,275	478
10.75% 8/1/16		29,215	16,360
11.75% 8/1/16 pay-in-kind (e)		4,225	1,416
EchoStar Communications Corp.:
6.625% 10/1/14		9,095	8,845
7% 10/1/13		9,095	9,095
7.125% 2/1/16		43,770	43,442
Haights Cross Communications, Inc. 12.5% 8/15/11 (e)		1,550	93
iesy Repository GmbH 10.375% 2/15/15 (f)		1,205	1,265
Interpublic Group of Companies, Inc. 10% 7/15/17 (f)		2,530	2,720
Liberty Media Corp. 8.5% 7/15/29		6,535	5,391
Livent, Inc. yankee 9.375% 10/15/04 (b)		300	0*
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	723
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)		7,095	5,605
10% 8/1/14		3,620	3,656
11.5% 5/1/16		4,920	5,215
11.625% 2/1/14		2,535	2,693
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rainbow National Services LLC:
8.75% 9/1/12 (f)		$ 3,280	$ 3,313
10.375% 9/1/14 (f)		9,075	9,506
Sun Media Corp. Canada 7.625% 2/15/13		635	451
The Reader's Digest Association, Inc. 9% 2/15/17 (b)		3,000	60
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		29,390	27,885
Univision Communications, Inc. 12% 7/1/14 (f)		7,300	7,848
Videotron Ltd. 6.875% 1/15/14		550	539
			230,947
Multiline Retail - 0.2%
Matahari Finance BV 9.5% 10/6/09		4,120	4,120
Matahari International Finance Co. BV 10.75% 8/7/12		4,700	4,771
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (e)		5,178	4,318
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		6,780	4,949
			18,158
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		1,700	1,666
Claire's Stores, Inc.:
9.25% 6/1/15		2,775	1,943
10.375% 6/1/15 pay-in-kind (i)		3,939	2,225
Michaels Stores, Inc.:
0% 11/1/16 (d)		445	289
10% 11/1/14		18,490	18,120
11.375% 11/1/16		900	846
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (f)		9,420	10,103
			35,192
Textiles, Apparel & Luxury Goods - 0.1%
Levi Strauss & Co.:
8.875% 4/1/16		1,650	1,667
9.75% 1/15/15		1,775	1,828
			3,495
TOTAL CONSUMER DISCRETIONARY			445,852
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 8.625% 1/30/17	EUR	1,650	$ 2,986
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		$ 330	328
16% 3/27/12		150	126
16% 3/27/12 (f)		4,087	3,427
			6,867
Food & Staples Retailing - 0.3%
Rite Aid Corp.:
7.5% 3/1/17		5,910	5,216
8.625% 3/1/15		835	679
9.375% 12/15/15		4,770	3,864
9.5% 6/15/17		5,710	4,554
10.375% 7/15/16		4,970	4,895
Wal-Mart Stores, Inc. 4.875% 9/21/29	EUR	1,250	1,812
			21,020
Food Products - 0.2%
Ciliandra Perkasa Finance Co. Pte. Ltd. 10.75% 12/8/11 (Reg. S)		1,550	1,593
Hines Nurseries, Inc. 10.25% 10/1/11 (b)		370	37
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14 (f)		5,200	5,616
Michael Foods, Inc. 8% 11/15/13		420	425
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	891
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
9.25% 4/1/15		410	416
10.625% 4/1/17		1,015	1,037
Reddy Ice Holdings, Inc. 10.5% 11/1/12 (e)		3,250	2,494
Smithfield Foods, Inc.:
7.75% 7/1/17		2,810	2,269
10% 7/15/14 (f)		5,540	5,789
			20,567
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	260
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		$ 470	$ 442
TOTAL CONSUMER STAPLES			49,156
ENERGY - 4.0%
Energy Equipment & Services - 0.1%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,302
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,970	3,990
			6,292
Oil, Gas & Consumable Fuels - 3.9%
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (f)		4,090	4,243
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	7,438
Berry Petroleum Co.:
8.25% 11/1/16		2,930	2,813
10.25% 6/1/14		2,220	2,331
Chaparral Energy, Inc.:
8.5% 12/1/15		4,948	3,909
8.875% 2/1/17		3,780	3,005
Chesapeake Energy Corp.:
6.5% 8/15/17		4,990	4,566
6.875% 11/15/20		7,030	6,257
7.625% 7/15/13		11,615	11,615
9.5% 2/15/15		5,630	5,926
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		4,560	3,716
Continental Resources, Inc. 8.25% 10/1/19 (f)		885	907
Denbury Resources, Inc. 9.75% 3/1/16		1,660	1,760
Drummond Co., Inc. 7.375% 2/15/16 (f)		6,605	5,680
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,395
EXCO Resources, Inc. 7.25% 1/15/11		570	565
Forest Oil Corp. 8% 12/15/11		480	493
Gaz Capital SA (Luxembourg) 6.605% 2/13/18	EUR	1,200	1,738
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,129
InterNorth, Inc. 9.625% 3/16/06 (b)		935	1
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (f)		5,030	5,332
9.125% 7/2/18 (f)		3,735	4,052
11.75% 1/23/15 (f)		4,880	5,771
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc.:
7.5% 4/15/13		$ 2,900	$ 2,799
8% 5/15/17		4,870	4,468
11.75% 6/30/16		4,955	5,339
Massey Energy Co. 6.875% 12/15/13		8,545	8,246
OPTI Canada, Inc.:
7.875% 12/15/14		8,955	6,851
8.25% 12/15/14		1,360	1,061
Peabody Energy Corp. 7.875% 11/1/26		5,640	5,358
Pemex Project Funding Master Trust:
5.5% 2/24/25 (f)	EUR	750	929
6.625% 6/15/35		2,870	2,772
Petrohawk Energy Corp.:
7.875% 6/1/15		12,745	12,554
9.125% 7/15/13		10,710	11,005
Petroleos de Venezuela SA:
5.25% 4/12/17		69,760	43,077
5.375% 4/12/27		14,480	6,950
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		3,105	2,857
Petroleum Development Corp. 12% 2/15/18		4,390	4,324
Plains Exploration & Production Co. 10% 3/1/16		10,150	10,911
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,562
Range Resources Corp. 7.375% 7/15/13		2,190	2,212
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.75% 9/30/19 (f)		4,870	5,461
SandRidge Energy, Inc.:
8% 6/1/18 (f)		7,400	7,104
8.625% 4/1/15 pay-in-kind (i)		4,370	4,326
Ship Finance International Ltd. 8.5% 12/15/13		7,015	6,664
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,490
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,497
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (f)		4,265	4,478
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		1,220	1,147
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	586
7.5% 4/1/17		7,600	8,518
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tennessee Gas Pipeline Co.: - continued
7.625% 4/1/37		$ 1,035	$ 1,176
8% 2/1/16		1,160	1,325
8.375% 6/15/32		1,155	1,387
TNK-BP Finance SA 7.5% 3/13/13 (Reg. S)		12,990	13,104
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	356
8.875% 7/15/12		1,455	1,673
Venoco, Inc. 8.75% 12/15/11		3,260	3,293
W&T Offshore, Inc. 8.25% 6/15/14 (f)		5,300	4,797
YPF SA 10% 11/2/28		8,835	8,526
			299,825
TOTAL ENERGY			306,117
FINANCIALS - 5.8%
Capital Markets - 0.2%
3i Group PLC 1.003% 6/8/12 (i)	EUR	1,600	1,957
Credit Suisse Group Finance Guernsey Ltd. 3.625% 1/23/18 (i)	EUR	2,000	2,833
Morgan Stanley 4% 11/17/15	EUR	1,300	1,821
Royal Bank of Scotland PLC 5.375% 9/30/19	EUR	2,200	3,277
Santander Issuances, SA Unipersonal 4.5% 9/30/19 (i)	EUR	1,000	1,418
UBS AG London Branch 6.375% 7/20/16	GBP	2,200	3,798
VTB Capital SA 4.25% 2/15/16	EUR	1,000	1,425
			16,529
Commercial Banks - 1.8%
Australia & New Zealand Banking Group Ltd. 5.125% 9/10/19	EUR	1,250	1,840
Banco Comercial Portugues SA 3.75% 10/8/16	EUR	3,050	4,439
Banco Santander SA 3.875% 5/27/14	EUR	2,200	3,344
Barclays Bank PLC 10% 5/21/21	GBP	1,070	2,181
BNP Paribas Public Sector SCF 3.625% 6/16/14	EUR	4,600	6,908
Central American Bank 5.375% 9/24/14 (f)		2,775	2,768
Commonwealth Bank of Australia 5.5% 8/6/19	EUR	5,150	7,830
Development Bank of Philippines 8.375% (i)		6,055	6,085
DnB NOR Bank ASA 4.5% 5/29/14	EUR	1,600	2,450
Eurasian Development Bank 7.375% 9/29/14 (f)		4,995	5,157
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for EXIM Ukraine)		$ 19,295	$ 17,173
Export-Import Bank of India 0.8813% 6/7/12 (i)	JPY	320,000	3,427
HBOS Treasury Services PLC 0.6257% 1/19/10 (i)	CAD	1,500	1,396
HSBK (Europe) B.V. 9.25% 10/16/13 (f)		12,560	12,340
Intesa Sanpaolo SpA 5% 9/23/19	EUR	2,900	4,264
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		5,715	5,686
KBC IFIMA NV 4.5% 9/17/14	EUR	2,200	3,222
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	6,580
Rabobank Nederland:
1.046% 7/28/15 (i)	EUR	1,150	1,625
4% 9/10/15	GBP	4,550	7,246
RSHB Capital SA 9% 6/11/14 (f)		1,535	1,679
Santander Finance Preferred SA Unipersonal 7.3% 7/29/19 (i)	GBP	1,150	1,959
Societe Generale SCF 4% 7/7/16	EUR	3,550	5,363
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	3,100	4,691
Svenska Handelsbanken AB 5.5% 5/26/16	GBP	1,950	3,266
US Bank NA, Cincinnati 4.375% 2/28/17 (i)	EUR	1,600	2,176
Wachovia Bank NA 6% 5/23/13	EUR	2,200	3,481
Wachovia Corp. 4.375% 8/1/16	EUR	1,000	1,469
Wells Fargo & Co. 7.98% (i)		2,035	1,852
Westpac Banking Corp. 4.25% 9/22/16	EUR	2,800	4,108
Zions Bancorp 7.75% 9/23/14		3,280	2,936
			138,941
Consumer Finance - 1.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (f)		1,420	953
American Express Credit Corp. 5.375% 10/1/14	GBP	2,600	4,167
Ford Motor Credit Co. LLC:
7% 10/1/13		5,290	4,965
7.25% 10/25/11		12,485	12,126
7.375% 2/1/11		735	731
7.5% 8/1/12		9,230	8,907
8% 6/1/14		5,120	4,864
8% 12/15/16		18,125	16,816
12% 5/15/15		12,770	14,047
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.:
6.75% 12/1/14		$ 850	$ 723
8% 11/1/31		7,330	5,860
GMAC LLC:
6% 4/1/11 (f)		1,435	1,345
6.75% 12/1/14 (f)		4,285	3,642
8% 11/1/31 (f)		53,138	42,776
SLM Corp. 0.973% 12/15/10 (i)	EUR	1,100	1,422
			123,344
Diversified Financial Services - 1.1%
Bank of America Corp.:
4% 3/28/18 (i)	EUR	1,700	2,144
4.75% 5/23/17 (i)	EUR	2,150	2,802
4.75% 5/6/19	EUR	600	773
6.125% 9/15/21	GBP	2,350	3,814
8% (i)		5,365	4,721
8.125% (i)		7,380	6,494
BAT International Finance PLC 5.375% 6/29/17	EUR	900	1,382
Broadgate PLC 1.9615% 10/5/25 (i)	GBP	685	657
CIT Group, Inc.:
0.7044% 2/13/12 (i)		1,350	878
5% 2/13/14		3,790	2,421
5% 2/1/15		3,137	1,992
5.125% 9/30/14		1,700	1,088
5.4% 2/13/12		4,725	3,101
5.4% 3/7/13		2,925	1,875
5.4% 1/30/16		1,615	1,018
5.6% 4/27/11		505	344
5.85% 9/15/16		1,310	832
7.625% 11/30/12		5,060	3,296
Cloverie PLC 7.5% 7/24/39 (i)	EUR	1,200	1,919
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	158	273
8.151% 12/31/30	GBP	475	825
EnBW International Finance BV 6.125% 7/7/39	EUR	550	878
FireKeepers Development Authority 13.875% 5/1/15 (f)		1,600	1,700
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,015
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Greene King Finance PLC Series A1, 0.9906% 6/15/31 (i)	GBP	1,000	$ 1,103
Imperial Tobacco Finance 8.375% 2/17/16	EUR	2,915	5,005
International Lease Finance Corp. 6.625% 11/15/13		$ 1,670	1,324
Linde Finance BV 6.75% 12/8/15	EUR	1,750	2,956
NCO Group, Inc. 11.875% 11/15/14		2,185	1,595
Red Arrow International Leasing PLC 8.375% 6/30/12	RUB	79,324	2,510
Sedna Finance Corp.:
1.378% 12/23/14 (b)(i)	EUR	500	0*
1.523% 3/15/10 (b)(i)	EUR	1,150	0*
SES Global Americas Holdings GP 4.875% 7/9/14	EUR	850	1,295
Severn Trent Utilities Finance PLC 5.25% 3/11/16	EUR	2,500	3,837
TMK Capital SA 10% 7/29/11		10,000	9,860
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	700	1,017
UT2 Funding PLC 5.321% 6/30/16 (b)	EUR	430	404
WaMu Covered Bond Program:
3.875% 9/27/11	EUR	1,090	1,622
4.375% 5/19/14	EUR	650	966
			80,736
Insurance - 0.2%
Eureko BV:
5.125% (i)	EUR	3,100	3,039
7.375% 6/16/14	EUR	2,910	4,705
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (i)	EUR	1,200	1,147
Mapfre SA 5.921% 7/24/37 (i)	EUR	2,900	3,487
Old Mutual PLC 4.5% 1/18/17 (i)	EUR	1,400	1,678
			14,056
Real Estate Investment Trusts - 0.3%
Rouse Co. 5.375% 11/26/13 (b)		5,135	4,378
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(f)		9,470	8,156
Senior Housing Properties Trust 7.875% 4/15/15		6,211	5,900
Ventas Realty LP 6.5% 6/1/16		980	946
			19,380
Real Estate Management & Development - 0.6%
CB Richard Ellis Services, Inc. 11.625% 6/15/17 (f)		6,420	6,934
Hammerson PLC 4.875% 6/19/15	EUR	680	923
Realogy Corp.:
10.5% 4/15/14		47,905	34,731
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
11.75% 4/15/14 pay-in-kind (i)		$ 4,052	$ 2,370
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,758
			46,716
Thrifts & Mortgage Finance - 0.0%
Credit Logement SA:
1.373% (i)	EUR	1,000	1,051
4.604% (i)	EUR	2,000	2,358
			3,409
TOTAL FINANCIALS			443,111
HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.0%
Biomet, Inc. 10% 10/15/17		245	260
Invacare Corp. 9.75% 2/15/15		1,530	1,614
			1,874
Health Care Providers & Services - 1.0%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (f)		7,720	8,338
Cardinal Health 409, Inc. 10.25% 4/15/15 pay-in-kind (i)		11,685	9,604
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,325
DaVita, Inc. 6.625% 3/15/13		5,230	5,165
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,018
HCA, Inc.:
5.75% 3/15/14		3,377	2,955
6.25% 2/15/13		1,755	1,676
6.375% 1/15/15		1,125	993
6.5% 2/15/16		4,220	3,735
6.75% 7/15/13		1,750	1,676
9.125% 11/15/14		5,490	5,655
9.25% 11/15/16		10,935	11,236
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,314
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,780
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	308
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		$ 3,040	$ 3,200
Tenet Healthcare Corp.:
9.25% 2/1/15		1,380	1,432
9.875% 7/1/14		13,330	13,463
United Surgical Partners International, Inc. 8.875% 5/1/17		895	850
			77,723
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,814
Pharmaceuticals - 0.3%
Elan Finance PLC/Elan Finance Corp.:
7.75% 11/15/11		1,585	1,613
8.75% 10/15/16 (f)		5,775	5,703
Leiner Health Products, Inc. 11% 6/1/12 (b)		1,885	5
Pfizer, Inc. 5.75% 6/3/21	EUR	3,150	5,159
Roche Holdings, Inc. 6.5% 3/4/21	EUR	1,950	3,372
Schering-Plough Corp. 5.375% 10/1/14	EUR	2,540	4,018
			19,870
TOTAL HEALTH CARE			101,281
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		800	576
DigitalGlobe, Inc. 10.5% 5/1/14 (f)		2,915	3,104
Hexcel Corp. 6.75% 2/1/15		2,350	2,238
Orbimage Holdings, Inc. 12.5% 7/1/12 (i)		1,720	1,763
			7,681
Airlines - 0.4%
American Airlines, Inc. 13% 8/1/16 (f)		5,145	5,582
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,955	6,402
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		820	681
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	164
9.5% 9/15/14 (f)		1,530	1,528
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
10% 8/15/08 (a)		$ 1,255	$ 13
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,915	8,247
8.021% 8/10/22		4,555	3,291
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	14
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	7
8.875% 6/1/06 (a)		1,355	10
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,288	1,956
8.028% 11/1/17		1,016	803
			28,698
Building Products - 0.3%
Compagnie de St. Gobain 8.25% 7/28/14	EUR	1,950	3,321
Nortek, Inc.:
8.5% 9/1/14		11,485	7,925
10% 12/1/13		11,620	11,852
NTK Holdings, Inc. 10.75% 3/1/14		6,210	171
Voto-Votorantim Overseas Trading Operations V Ltd. 6.625% 9/25/19 (f)		2,685	2,672
			25,941
Commercial Services & Supplies - 0.4%
ACCO Brands Corp. 10.625% 3/15/15 (f)		595	622
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	152
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	833
Casella Waste Systems, Inc. 11% 7/15/14 (f)		1,510	1,586
Cenveo Corp. 10.5% 8/15/16 (f)		2,795	2,627
GeoEye, Inc. 9.625% 10/1/15 (f)		1,030	1,043
International Lease Financial Corp. 5% 9/15/12		2,420	1,942
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,572
7.75% 1/15/15		4,830	4,866
West Corp. 9.5% 10/15/14		8,620	8,405
			32,648
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		$ 1,250	$ 1,272
Electrical Equipment - 0.1%
Areva SA 4.875% 9/23/24	EUR	1,700	2,515
Coleman Cable, Inc. 9.875% 10/1/12		1,040	988
General Cable Corp. 7.125% 4/1/17		680	648
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	918
			5,069
Industrial Conglomerates - 0.2%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	3,600	5,202
Sequa Corp.:
11.75% 12/1/15 (f)		10,805	8,482
13.5% 12/1/15 pay-in-kind (f)		4,250	3,161
Siemens Financieringsmaatschappij NV 6.125% 9/14/66 (i)	GBP	1,075	1,605
			18,450
Machinery - 0.1%
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,137
Cummins, Inc. 7.125% 3/1/28		1,870	1,705
Terex Corp. 10.875% 6/1/16		5,025	5,452
			8,294
Marine - 0.1%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		5,215	4,928
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	1,794
US Shipping Partners LP 13% 8/15/14 (b)		3,185	4
			6,726
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14		1,670	1,557
7.625% 12/1/13		1,700	1,615
12.5% 4/1/16 (f)		2,850	3,178
Swift Transportation Co., Inc. 12.5% 5/15/17 (f)		1,270	959
TFM SA de CV 9.375% 5/1/12		6,450	6,515
			13,824
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA 7.125% 4/23/15	EUR	1,650	$ 2,459
Penhall International Corp. 12% 8/1/14 (f)		$ 1,515	606
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (e)		10,015	8,970
			12,035
TOTAL INDUSTRIALS			160,638
INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.5%
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,321
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	15,263
6.5% 1/15/28		6,570	5,001
Nortel Networks Corp.:
9.0025% 7/15/11 (b)(i)		3,760	2,124
10.125% 7/15/13 (b)		3,730	2,145
10.75% 7/15/16 (b)		8,930	5,135
			35,989
Computers & Peripherals - 0.0%
Seagate Technology International 10% 5/1/14 (f)		1,450	1,570
IT Services - 0.2%
Ceridian Corp.:
11.25% 11/15/15		7,945	7,131
12.25% 11/15/15 pay-in-kind (i)		875	735
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	5,386
Unisys Corp.:
12.5% 1/15/16		3,030	2,621
12.75% 10/15/14 (f)		437	463
14.25% 9/15/15 (f)		350	361
			16,697
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology, Inc.:
7.125% 3/15/11		145	146
7.75% 5/15/13		1,040	1,035
9.25% 6/1/16		8,580	8,773
Avago Technologies Finance Ltd.:
5.8606% 6/1/13 (i)		902	884
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Finance Ltd.: - continued
11.875% 12/1/15		$ 8,455	$ 9,216
Freescale Semiconductor, Inc.:
8.875% 12/15/14		29,170	22,315
9.875% 12/15/14 pay-in-kind (i)		28,181	18,610
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 4.57% 12/15/11 (b)(i)		735	0*
New ASAT Finance Ltd. 9.25% 2/1/11 (b)		2,100	3
NXP BV:
3.2594% 10/15/13 (i)		18,985	13,669
7.875% 10/15/14		13,305	10,444
9.5% 10/15/15		14,725	9,792
Spansion LLC 11.25% 1/15/16 (b)(f)		4,255	4,298
Viasystems, Inc. 10.5% 1/15/11		4,065	4,009
			103,194
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		870	600
TOTAL INFORMATION TECHNOLOGY			158,050
MATERIALS - 3.7%
Chemicals - 0.8%
Ashland, Inc. 9.125% 6/1/17 (f)		2,490	2,664
Chemtura Corp. 6.875% 6/1/16 (b)		1,225	1,286
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		6,095	5,790
MacDermid, Inc. 9.5% 4/15/17 (f)		500	460
Momentive Performance Materials, Inc.:
9.75% 12/1/14		28,265	21,905
10.875% 12/1/14 pay-in-kind (i)		7,070	4,901
11.5% 12/1/16		19,830	12,989
NOVA Chemicals Corp.:
4.5375% 11/15/13 (i)		1,690	1,483
6.5% 1/15/12		5,775	5,674
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,520
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (b)		3,430	1,321
			59,993
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Construction Materials - 0.1%
CRH Finance BV 7.375% 5/28/14	EUR	50	$ 81
Lafarge SA 8.75% 5/30/17	GBP	2,300	4,084
SOV Housing Capital PLC 5.705% 9/10/39	GBP	1,400	2,301
			6,466
Containers & Packaging - 0.8%
AEP Industries, Inc. 7.875% 3/15/13		$ 640	614
Berry Plastics Holding Corp.:
4.174% 9/15/14 (i)		640	493
8.875% 9/15/14		19,025	17,979
10.25% 3/1/16		4,055	3,447
Cellu Tissue Holdings, Inc. 11.5% 6/1/14		3,600	3,816
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	8,644
7.5% 12/15/96		3,685	2,782
8% 4/15/23		2,980	2,846
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12 (b)		1,170	834
Rexam PLC 4.375% 3/15/13	EUR	1,150	1,680
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17 (b)		3,005	2,134
Temple-Inland, Inc.:
6.625% 1/15/16		165	162
7.875% 5/1/12		3,735	3,976
Vitro SAB de CV:
8.625% 2/1/12 (b)		24,240	11,696
9.125% 2/1/17 (b)		2,210	1,066
			62,169
Metals & Mining - 1.8%
Aleris International, Inc. 9% 12/15/14 pay-in-kind (b)(i)		2,790	3
ArcelorMittal SA 8.25% 6/3/13	EUR	750	1,212
CSN Islands XI Corp. 6.875% 9/21/19 (f)		2,740	2,752
Evraz Group SA 8.875% 4/24/13 (f)		9,850	9,518
FMG Finance Property Ltd.:
10% 9/1/13 (f)		4,945	5,217
10.625% 9/1/16 (f)		21,290	22,993
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		8,780	9,318
8.375% 4/1/17		34,820	37,214
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
International Steel Group, Inc. 6.5% 4/15/14		$ 10,550	$ 10,998
Ispat Inland ULC 9.75% 4/1/14		932	976
Novelis, Inc. 11.5% 2/15/15 (f)		1,185	1,209
RathGibson, Inc. 11.25% 2/15/14 (b)		5,905	2,185
Steel Dynamics, Inc.:
6.75% 4/1/15		4,545	4,340
7.375% 11/1/12		865	865
8.25% 4/15/16 (e)(f)		865	861
Teck Resources Ltd.:
9.75% 5/15/14		6,275	6,887
10.25% 5/15/16		8,000	9,000
10.75% 5/15/19		9,360	10,858
			136,406
Paper & Forest Products - 0.2%
Glatfelter 7.125% 5/1/16		550	517
NewPage Corp.:
6.7331% 5/1/12 (i)		1,770	1,080
11.375% 12/31/14 (f)		4,775	4,703
Solo Cup Co. 8.5% 2/15/14		2,140	2,044
Stone Container Corp. 8.375% 7/1/12 (b)		3,005	2,145
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (f)		3,840	3,994
			14,483
TOTAL MATERIALS			279,517
TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 3.1%
Alestra SA de RL de CV 11.75% 8/11/14 (f)		2,445	2,696
Citizens Communications Co.:
7.875% 1/15/27		4,895	4,430
9% 8/15/31		3,655	3,582
Deutsche Telekom International Financial BV 7.5% 1/24/33	EUR	1,670	2,984
Global Crossing Ltd. 12% 9/15/15 (f)		3,130	3,271
Global Village Telecom Finance LLC 12% 6/30/11 (f)		8,564	8,778
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (e)(f)		27,133	24,791
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Corp.:
9.25% 8/15/14		$ 5,215	$ 5,345
9.25% 6/15/16		8,820	9,085
Intelsat Ltd. 11.25% 6/15/16		27,785	29,799
Koninklijke KPN NV 5.625% 9/30/24	EUR	2,750	4,108
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (f)		5,425	5,615
Qwest Communications International, Inc.:
7.5% 2/15/14		7,555	7,461
7.5% 2/15/14		1,655	1,634
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		5,810	5,984
Sprint Capital Corp.:
6.875% 11/15/28		55,765	46,564
6.9% 5/1/19		5,935	5,312
8.75% 3/15/32		27,255	25,756
Telecom Egypt SAE 11.2% 2/4/10 (i)	EGP	713	123
Telecom Italia SpA 7.375% 12/15/17	GBP	2,750	4,807
Telefonica Emisiones SAU 5.496% 4/1/16	EUR	2,600	4,110
U.S. West Communications:
7.25% 9/15/25		535	457
7.25% 10/15/35		1,455	1,164
7.5% 6/15/23		460	398
Wind Acquisition Finance SA:
10.75% 12/1/15 (f)		11,630	12,619
11.75% 7/15/17 (f)		13,825	15,553
			236,426
Wireless Telecommunication Services - 2.4%
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		4,545	4,613
Cricket Communications, Inc. 10% 7/15/15		2,160	2,225
Digicel Group Ltd.:
8.875% 1/15/15 (f)		17,550	16,365
9.125% 1/15/15 pay-in-kind (f)(i)		6,310	5,916
9.25% 9/1/12 (f)		7,775	7,892
12% 4/1/14 (f)		9,725	10,843
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16		19,260	20,223
11.5% 6/15/16		8,740	9,308
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15		$ 12,125	$ 12,337
Millicom International Cellular SA 10% 12/1/13		10,130	10,510
Mobile Telesystems Finance SA 8% 1/28/12 (f)		7,884	8,219
Nextel Communications, Inc.:
5.95% 3/15/14		9,445	8,359
7.375% 8/1/15		5,220	4,685
NII Capital Corp. 10% 8/15/16 (f)		16,260	16,870
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		3,000	2,865
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		12,184	10,600
Sprint Nextel Corp. 6% 12/1/16		6,700	5,980
Telecom Personal SA 9.25% 12/22/10 (f)		8,155	8,440
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		12,210	12,729
			178,979
TOTAL TELECOMMUNICATION SERVICES			415,405
UTILITIES - 2.0%
Electric Utilities - 0.5%
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,638
Edison Mission Energy:
7.5% 6/15/13		4,880	4,551
7.75% 6/15/16		1,340	1,166
Enel Finance International SA:
5% 9/14/22	EUR	1,400	2,049
5.75% 9/14/40	GBP	1,700	2,721
Intergen NV 9% 6/30/17 (f)		7,670	7,900
Majapahit Holding BV:
7.75% 10/17/16		3,935	4,161
8% 8/7/19 (f)		2,455	2,631
National Power Corp. 6.875% 11/2/16 (f)		5,655	5,909
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15		5,985	4,324
Series B, 10.25% 11/1/15		2,620	1,860
11.25% 11/1/16 pay-in-kind		1,970	1,275
			41,185
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - 0.6%
Bord Gais Eireann 5.75% 6/16/14	EUR	1,400	$ 2,180
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		$ 6,470	6,082
6.875% 11/4/11 (Reg. S)		14,104	14,245
Southern Gas Networks PLC Class A1, 1.194% 10/21/10 (i)	EUR	1,650	2,359
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,932
8% 3/1/32		4,170	4,931
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		11,000	9,405
			47,134
Independent Power Producers & Energy Traders - 0.4%
Energy Future Holdings:
10.875% 11/1/17		29,585	22,485
12% 11/1/17 pay-in-kind (i)		6,614	4,094
Enron Corp.:
Series A, 8.375% 5/23/05 (b)		2,500	0*
6.4% 7/15/06 (b)		9,815	6
6.625% 11/15/05 (b)		2,200	1
6.725% 11/17/08 (b)(i)		684	0*
6.75% 8/1/09 (b)		550	0*
6.875% 10/15/07 (b)		1,330	1
6.95% 7/15/28 (b)		1,204	0*
7.125% 5/15/07 (b)		235	0*
7.375% 5/15/19 (b)		1,400	1
7.875% 6/15/03 (b)		235	0*
9.125% 4/1/03 (b)		50	0*
9.875% 6/5/03 (b)		4,720	3
RRI Energy, Inc.:
7.625% 6/15/14		4,300	4,219
7.875% 6/15/17		990	966
Tenaska Alabama Partners LP 7% 6/30/21 (f)		1,003	903
			32,679
Multi-Utilities - 0.4%
Aquila, Inc. 11.875% 7/1/12 (i)		1,615	1,865
Centrica PLC 6.375% 3/10/22	GBP	1,250	2,165
NiSource Finance Corp. 10.75% 3/15/16		18,183	21,378
Corporate Bonds - continued
		Principal Amount (000s) (c)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
Utilicorp United, Inc. 7.95% 2/1/11 (e)		$ 39	$ 42
Veolia Environnement 4.375% 12/11/20	EUR	1,900	2,645
			28,095
Water Utilities - 0.1%
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	3,950	6,216
TOTAL UTILITIES			155,309
TOTAL NONCONVERTIBLE BONDS			2,524,539
TOTAL CORPORATE BONDS (Cost $2,520,653)			2,568,233
U.S. Government and Government Agency Obligations - 24.7%

U.S. Government Agency Obligations - 5.3%
Fannie Mae:
1.75% 8/10/12		38,274	38,448
2% 1/9/12		15,000	15,258
2.5% 5/15/14		23,157	23,107
2.75% 3/13/14		32,840	33,347
3% 7/12/10		10,000	10,199
4.75% 11/19/12		15,800	17,257
6% 5/15/11		7,545	8,169
Federal Home Loan Bank:
1.625% 7/27/11		28,000	28,321
1.625% 9/26/12		14,000	13,965
3.625% 10/18/13		36,405	38,346
Freddie Mac:
1.75% 6/15/12		52,714	52,994
2.125% 3/23/12		830	845
2.5% 4/23/14		32,980	33,036
3.75% 3/27/19		1,050	1,051
5% 2/16/17		8,600	9,500
5.125% 11/17/17		29,108	32,341
5.5% 8/23/17		14,000	15,937
6.875% 9/15/10		15,000	15,905
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency Obligations - continued
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		$ 4,750	$ 5,207
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,664
5.685% 5/15/12		1,285	1,425
Tennessee Valley Authority 5.25% 9/15/39		5,600	5,909
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			402,231
U.S. Treasury Inflation Protected Obligations - 0.8%
U.S. Treasury Inflation-Indexed Bonds 2.5% 1/15/29		19,229	20,721
U.S. Treasury Inflation-Indexed Notes:
1.375% 7/15/18		18,326	18,205
1.875% 7/15/19		22,119	22,827
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			61,753
U.S. Treasury Obligations - 17.0%
U.S. Treasury Bonds:
3.5% 2/15/39		78,232	70,873
4.25% 5/15/39		40,654	42,058
4.375% 2/15/38		2,500	2,634
4.5% 5/15/38		7,550	8,125
4.5% 8/15/39		8,800	9,488
6.125% 8/15/29		9,487	12,186
6.25% 8/15/23		56,925	71,352
7.5% 11/15/16		2,850	3,674
7.5% 11/15/24		10,690	15,045
7.875% 2/15/21		6,800	9,480
8.125% 5/15/21		9,286	13,185
9.875% 11/15/15		11,595	16,283
U.S. Treasury Notes:
0.875% 3/31/11		15,180	15,231
1% 9/30/11		184,799	184,913
1.125% 1/15/12		52,869	52,869
1.375% 9/15/12		1,000	998
1.5% 10/31/10		948	959
1.5% 12/31/13		4,313	4,223
1.875% 2/28/14		85	84
1.875% 4/30/14		33,802	33,401
2% 11/30/13		4,841	4,848
2.25% 5/31/14		58,301	58,479
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.375% 8/31/14		$ 30,410	$ 30,524
2.625% 6/30/14		52,438	53,372
2.625% 7/31/14		22,000	22,368
2.625% 4/30/16		22,737	22,442
2.75% 2/28/13		92,964	96,516
2.75% 2/15/19		23,501	22,427
2.875% 1/31/13		81,929	85,430
3% 8/31/16		53,515	53,833
3% 9/30/16		32,628	32,758
3.125% 8/31/13		11,100	11,633
3.125% 9/30/13		34,572	36,228
3.125% 5/15/19		40,157	39,514
3.375% 6/30/13		8,470	8,966
3.625% 5/15/13		33,692	35,943
3.625% 8/15/19		9,400	9,648
3.75% 11/15/18		34,582	35,784
3.875% 5/15/18		2,550	2,673
4.25% 10/15/10		5,875	6,108
4.25% 11/15/17		28,890	31,129
4.5% 2/28/11		11,301	11,919
4.5% 5/15/17		13,745	15,086
TOTAL U.S. TREASURY OBLIGATIONS			1,294,689
Other Government Related - 1.6%
Bank of America Corp. 2.1% 4/30/12 (FDIC Guaranteed) (g)		3,013	3,055
Citibank NA:
1.5% 7/12/11 (FDIC Guaranteed) (g)		4,900	4,932
1.875% 5/7/12 (FDIC Guaranteed) (g)		18,000	18,119
Citigroup Funding, Inc.:
1.875% 11/15/12 (FDIC Guaranteed) (g)		6,937	6,937
2% 3/30/12 (FDIC Guaranteed) (g)		10,000	10,110
2.125% 7/12/12 (FDIC Guaranteed) (g)		2,505	2,533
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (g)		12,000	12,149
2% 9/28/12 (FDIC Guaranteed) (g)		19,526	19,635
2.625% 12/28/12 (FDIC Guaranteed) (g)		5,402	5,535
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co. 1.902% 12/26/12 (FDIC Guaranteed) (g)		$ 15,000	$ 15,201
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (g)		21,887	22,769
TOTAL OTHER GOVERNMENT RELATED			120,975
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,852,959)			1,879,648
U.S. Government Agency - Mortgage Securities - 2.9%

Fannie Mae - 1.8%
3.205% 9/1/33 (i)		988	1,007
3.321% 9/1/34 (i)		954	982
3.334% 4/1/36 (i)		235	239
3.34% 11/1/35 (i)		1,145	1,174
3.615% 7/1/35 (i)		673	689
3.995% 10/1/34 (i)		1,388	1,418
4% 9/1/13 to 6/1/24		3,489	3,560
4.051% 11/1/36 (i)		107	111
4.106% 3/1/35 (i)		19,111	19,789
4.216% 8/1/35 (i)		1,716	1,799
4.224% 4/1/35 (i)		1,362	1,412
4.27% 1/1/35 (i)		517	533
4.29% 6/1/36 (i)		130	135
4.344% 3/1/34 (i)		670	688
4.4% 2/1/35 (i)		2,949	3,064
4.411% 11/1/36 (i)		574	597
4.428% 10/1/35 (i)		232	238
4.539% 11/1/33 (i)		217	228
4.597% 7/1/35 (i)		1,600	1,658
4.639% 7/1/35 (i)		508	526
4.649% 11/1/35 (i)		3,039	3,134
4.651% 4/1/36 (i)		727	761
4.717% 11/1/35 (i)		888	927
4.726% 9/1/35 (i)		1,948	2,028
4.741% 2/1/35 (i)		4,222	4,320
4.781% 7/1/35 (i)		654	675
4.785% 3/1/33 (i)		334	345
4.822% 7/1/35 (i)		760	780
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Fannie Mae - continued
4.897% 2/1/36 (i)		$ 1,917	$ 1,989
4.97% 12/1/32 (i)		722	739
4.996% 2/1/34 (i)		971	1,009
5% 1/1/14 to 5/1/22		262	274
5% 10/1/24 (h)		2,000	2,097
5.006% 10/1/35 (i)		3,521	3,643
5.019% 5/1/35 (i)		1,863	1,915
5.125% 10/1/35 (i)		8,388	8,687
5.128% 7/1/35 (i)		1,152	1,181
5.181% 6/1/35 (i)		7,184	7,411
5.261% 5/1/35 (i)		721	764
5.27% 2/1/37 (i)		3,389	3,508
5.302% 9/1/36 (i)		827	859
5.313% 3/1/36 (i)		5,369	5,643
5.338% 2/1/37 (i)		2,088	2,155
5.498% 6/1/47 (i)		371	384
5.5% 3/1/12 to 4/1/16		613	637
5.5% 10/19/24 (h)		6,000	6,343
5.5% 10/19/24 (h)		6,500	6,872
5.608% 4/1/36 (i)		1,973	2,079
5.633% 2/1/36 (i)		455	473
5.788% 3/1/36 (i)		3,685	3,872
5.844% 6/1/35 (i)		1,717	1,818
5.862% 5/1/36 (i)		501	531
6% 5/1/12 to 1/1/26		6,751	7,260
6% 4/1/36 (i)		7,280	7,631
6.22% 3/1/37 (i)		280	297
6.5% 12/1/12 to 9/1/32		3,542	3,818
7.5% 1/1/28		81	89
TOTAL FANNIE MAE			136,795
Freddie Mac - 1.1%
2.853% 7/1/33 (i)		1,185	1,213
2.872% 6/1/33 (i)		623	635
2.997% 5/1/35 (i)		1,337	1,369
3.374% 7/1/35 (i)		817	843
3.752% 9/1/36 (i)		562	577
3.819% 12/1/33 (i)		1,234	1,265
4% 10/19/24 (h)		2,750	2,798
4.084% 4/1/35 (i)		1,649	1,716
4.46% 10/1/35 (i)		895	925
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Freddie Mac - continued
4.477% 4/1/34 (i)		$ 7,075	$ 7,344
4.5% 8/1/33		603	616
4.746% 1/1/35 (i)		1,652	1,714
4.746% 3/1/35 (i)		517	526
4.79% 2/1/36 (i)		187	196
4.971% 10/1/36 (i)		859	899
5.027% 4/1/35 (i)		1,762	1,841
5.034% 4/1/35 (i)		77	81
5.1% 4/1/35 (i)		7,443	7,653
5.109% 7/1/35 (i)		502	521
5.26% 2/1/36 (i)		52	55
5.297% 9/1/35 (i)		506	528
5.446% 3/1/37 (i)		288	296
5.479% 4/1/37 (i)		305	315
5.5% 8/1/14 to 2/1/19		11,206	11,970
5.524% 1/1/36 (i)		621	650
5.589% 3/1/36 (i)		2,981	3,133
5.684% 10/1/35 (i)		220	233
5.687% 1/1/36 (i)		257	268
5.736% 5/1/37 (i)		3,679	3,828
5.737% 5/1/37 (i)		599	618
5.768% 3/1/37 (i)		1,448	1,469
5.769% 4/1/37 (i)		1,598	1,646
5.777% 5/1/37 (i)		2,002	2,079
5.823% 6/1/37 (i)		1,216	1,271
5.847% 5/1/37 (i)		279	289
5.954% 6/1/37 (i)		299	317
6% 7/1/16 to 2/1/19		5,996	6,443
6.04% 12/1/36 (i)		3,472	3,567
6.085% 6/1/36 (i)		1,016	1,065
6.151% 1/1/37 (i)		1,161	1,229
6.19% 2/1/37 (i)		429	447
6.237% 7/1/36 (i)		556	584
6.42% 6/1/37 (i)		167	177
6.5% 10/1/10 to 3/1/22		5,474	5,863
6.661% 8/1/37 (i)		1,074	1,140
7.347% 4/1/37 (i)		78	83
8.5% 3/1/20		6	7
TOTAL FREDDIE MAC			82,302
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Government National Mortgage Association - 0.0%
6.5% 4/15/26 to 5/15/26		$ 32	$ 35
7% 9/15/25 to 8/15/31		57	63
7.5% 2/15/22 to 8/15/28		105	115
8% 9/15/26 to 12/15/26		23	25
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			238
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $214,235)			219,335
Asset-Backed Securities - 0.2%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 1.329% 5/25/16 (i)	EUR	465	240
Series 2007-1 Class B, 1.1019% 3/25/17 (i)	EUR	1,009	546
Auto ABS Compartiment Series 2006-1 Class B, 1.177% 7/25/17 (i)	EUR	500	559
Clock Finance BV Series 2007-1:
Class B2, 1.069% 2/25/15 (i)	EUR	700	686
Class C2, 1.249% 2/25/15 (i)	EUR	400	322
Geldilux Ltd. Series 2007-TS Class C, 1.548% 9/8/14 (i)	EUR	400	384
GLS Ltd. Series 2006-1 Class C, 1.496% 7/15/14 (i)	EUR	500	728
Lambda Finance BV Series 2005-1X Class C1, 1.06% 11/15/29 (i)	GBP	500	472
Leek Finance PLC:
Series 17X Class A2A, 0.7131% 12/21/37 (i)	GBP	196	252
Series 18X Class BC, 1.166% 9/21/38 (i)	EUR	600	107
Mermaid Secured Finance 2007-1 Series 2007-1:
Class C, 1.208% 1/30/40 (i)	EUR	400	551
Class D, 1.408% 1/30/40 (i)	EUR	550	743
Prime Bricks 2007-1 GmbH Series 2007-1:
Class B, 1.208% 1/30/40 (i)	EUR	550	758
Class C, 1.408% 1/30/40 (i)	EUR	450	608
Promise K 2006-1 GmbH Series I 2006-1 Class D, 1.458% 3/10/17 (i)	EUR	1,000	254
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		488	510
Stichting Mars Series 2006 Class C, 1.144% 8/28/14 (i)	EUR	1,000	790
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	3,550	5,794
Asset-Backed Securities - continued
		Principal Amount (000s) (c)	Value (000s)
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	$ 73
VCL No. 11 Ltd. Class A, 0% 8/21/15 (i)	EUR	1,400	2,052
Volkswagen Car Lease Series 9 Class B, 0.581% 4/21/12 (Reg. S) (i)	EUR	86	123
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 1.8144% 10/25/45 (i)	GBP	526	67
TOTAL ASSET-BACKED SECURITIES (Cost $22,110)			16,619
Collateralized Mortgage Obligations - 0.8%

Private Sponsor - 0.0%
Arkle Master Issuer PLC floater Series 2006-1X Class 5M1, 1.143% 2/17/52 (i)	EUR	800	863
EPIC PLC Series BROD Class D, 1.424% 1/22/16 (i)	EUR	269	79
RMAC PLC Series 2005-NS4X Class M2A, 1.15% 12/12/43 (i)	GBP	1,443	349
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 0.89% 6/12/44 (i)	GBP	1,250	169
Shield BV Series 1 Class C, 1.359% 1/20/14 (i)	EUR	1,500	1,794
TOTAL PRIVATE SPONSOR			3,254
U.S. Government Agency - 0.8%
Fannie Mae floater Series 2007-95 Class A1, 0.4963% 8/27/36 (i)		$ 4,876	4,535
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		157	168
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,556
Series 2003-70 Class BJ, 5% 7/25/33		890	935
Series 2003-85 Class GD, 4.5% 9/25/18		3,190	3,355
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,057
Series 2004-81:
Class KC, 4.5% 4/25/17		1,182	1,224
Class KD, 4.5% 7/25/18		3,035	3,194
Series 2005-52 Class PB, 6.5% 12/25/34		2,431	2,613
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		549	591
Series 2004-95 Class AN, 5.5% 1/25/25		1,653	1,764
Series 2005-117, Class JN, 4.5% 1/25/36		808	815
Series 2005-29 Class KA, 4.5% 2/25/35		2,196	2,288
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2006-72 Class CY, 6% 8/25/26		$ 2,480	$ 2,711
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		307	327
Series 2115 Class PE, 6% 1/15/14		99	105
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 0.7434% 1/15/30 (i)		2,507	2,512
Series 2630 Class FL, 0.7434% 6/15/18 (i)		104	104
Series 2861 Class GF, 0.5434% 1/15/21 (i)		821	821
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		600	638
Series 2381 Class OG, 5.5% 11/15/16		445	480
Series 2425 Class JH, 6% 3/15/17		785	844
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,736
Series 2695 Class DG, 4% 10/15/18		3,865	3,981
Series 2831 Class PB, 5% 7/15/19		3,990	4,270
Series 2866 Class XE, 4% 12/15/18		5,780	6,016
Series 2996 Class MK, 5.5% 6/15/35		660	704
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		820	875
Series 2570 Class CU, 4.5% 7/15/17		200	207
Series 2572 Class HK, 4% 2/15/17		261	267
Series 2617 Class GW, 3.5% 6/15/16		18	18
Series 2627:
Class BG, 3.25% 6/15/17		141	143
Class KP, 2.87% 12/15/16		130	132
Series 2860 Class CP, 4% 10/15/17		216	221
Series 2564 Class BQ, 5.5% 10/15/17		1,878	1,988
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,292
Series 2863 Class DB, 4% 9/15/14		203	208
Series 2975 Class NA, 5% 7/15/23		252	252
TOTAL U.S. GOVERNMENT AGENCY			56,947
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $62,137)			60,201
Commercial Mortgage Securities - 0.2%
		Principal Amount (000s) (c)	Value (000s)
Bruntwood Alpha PLC Series 2007-1 Class C, 1.4821% 1/15/17 (i)	GBP	700	$ 224
Canary Wharf Finance II PLC Series 3MUK Class C2, 1.4875% 10/22/37 (i)	GBP	1,000	480
Enterprise Inns PLC 6.5% 12/6/18	GBP	1,025	1,301
European Property Capital 4 PLC Class C, 1.2281% 7/20/14 (i)	GBP	297	174
German Residential Asset Note Distributor PLC Series 1 Class A, 1.209% 7/20/16 (i)	EUR	1,269	1,509
JLOC 36 LLC Reg. S:
Class A1, 0.6613% 2/16/16 (i)	JPY	68,430	723
Class B, 0.8313% 2/16/16 (i)	JPY	73,920	733
JLOC 37 LLC (Reg. S) Series X Class B1, 0.8163% 1/15/15 (i)	JPY	73,491	697
London & Regional Debt Securitisation No. 1 PLC Class A, 1.2021% 10/15/14 (i)	GBP	650	828
Opera Finance (CMH) PLC Class B, 1.296% 1/15/15 (i)	EUR	1,100	483
Opera Finance (LAKESIDE) PLC 1.1375% 7/31/13 (i)	GBP	954	1,340
Paris Prime Community Real Estate Series 2006-1 Class B, 1.194% 4/22/14 (f)(i)	EUR	721	739
Real Estate Capital Foundation Ltd. Series 3 Class A, 1.9121% 7/15/16 (i)	GBP	1,708	1,904
Rivoli Pan Europe PLC Series 2006-1 Class B 1.1325% 8/3/18 (i)	EUR	650	519
Silver Maple Investment Co. Ltd. Class 2A, 1.063% 4/30/14 (i)	EUR	700	906
Skyline BV Series 2007-1 Class D, 1.754% 7/22/43 (i)	EUR	1,100	695
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,235)			13,255
Foreign Government and Government Agency Obligations - 20.3%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 12,613	8,514
par 2.5% 12/31/38 (e)		7,920	2,653
7% 3/28/11		113,840	103,417
7% 9/12/13		82,150	64,013
Banco Central del Uruguay:
value recovery A rights 1/2/21 (l)		1,000,000	0*
value recovery B rights 1/2/21 (l)		750,000	0*
Barbados Government 7.25% 12/15/21 (f)		1,460	1,478
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Brazilian Federative Republic:
6% 9/15/13		$ 1,133	$ 1,179
8% 1/15/18		1,426	1,651
8.25% 1/20/34		3,925	5,181
8.75% 2/4/25		3,540	4,691
12.25% 3/6/30		4,825	8,492
12.75% 1/15/20		1,380	2,236
Canadian Government:
3% 6/1/14	CAD	75,500	72,204
3.75% 9/1/11	CAD	28,000	27,382
4% 6/1/16	CAD	60,500	60,545
5% 6/1/37	CAD	26,400	29,512
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		324	164
warrants 11/15/20 (a)(l)		2,750	316
Colombian Republic 7.375% 9/18/37		5,125	5,791
Congo Republic 3% 6/30/29 (e)		5,339	2,616
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (f)		5,790	5,877
Dominican Republic:
2.125% 8/30/24 (i)		4,323	3,242
9.04% 1/23/18 (f)		8,066	8,550
9.5% 9/27/11 (Reg. S)		8,178	8,505
Ecuador Republic 5% 2/28/25		1,580	878
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		3,285	3,285
7.75% 1/24/23 (Reg. S)		1,900	2,047
8.25% 4/10/32 (Reg. S)		1,435	1,528
8.5% 7/25/11 (Reg. S)		1,845	1,956
French Republic 3.75% 10/25/19	EUR	28,050	41,783
Gabonese Republic 8.2% 12/12/17 (f)		9,075	9,370
Georgia Republic 7.5% 4/15/13		5,060	5,022
German Federal Republic:
1.25% 9/16/11	EUR	4,100	5,998
3% 3/12/10	EUR	39,000	57,688
3.5% 7/4/19	EUR	42,165	63,115
4.25% 7/4/14	EUR	27,600	43,716
4.75% 7/4/40	EUR	40,915	68,220
Ghana Republic 8.5% 10/4/17 (f)		8,605	8,648
Greek Government:
4.6% 9/20/40	EUR	3,065	4,083
5.5% 8/20/14	EUR	11,050	17,732
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Greek Government: - continued
6% 7/19/19	EUR	3,900	$ 6,371
Indonesian Republic:
6.625% 2/17/37 (f)		$ 4,100	4,054
6.875% 3/9/17 (f)		2,845	3,065
6.875% 1/17/18 (f)		5,735	6,179
7.25% 4/20/15 (f)		2,985	3,291
7.75% 1/17/38 (f)		6,110	6,782
8.5% 10/12/35 (Reg. S)		4,990	6,025
11.625% 3/4/19 (f)		5,545	7,818
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		11,215	10,150
Italian Republic:
3.5% 6/1/14	EUR	13,080	19,711
4.25% 3/1/20	EUR	6,200	9,190
5% 9/1/40	EUR	20,500	30,901
Japan Government:
0.4% 5/15/11	JPY	2,350,000	26,263
0.6% 4/15/10	JPY	7,450,000	83,201
2.5% 9/20/37	JPY	5,675,000	67,284
Lebanese Republic:
8.625% 6/20/13 (Reg. S)		4,260	4,643
9% 5/2/14		2,780	3,065
Pakistan International Sukuk Co. Ltd. 3.1456% 1/27/10 (i)		3,960	3,960
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		2,160	2,484
Peruvian Republic:
3% 3/7/27 (e)		900	729
7.35% 7/21/25		6,430	7,507
Philippine Republic:
9.5% 2/2/30		1,540	2,048
10.625% 3/16/25		1,465	2,060
Polish Government 6.375% 7/15/19		4,850	5,420
Republic of Fiji 6.875% 9/13/11		2,795	2,704
Republic of Iraq 5.8% 1/15/28 (Reg. S)		8,175	6,213
Republic of Serbia 3.75% 11/1/24 (e)(f)		15,405	15,174
Russian Federation:
7.5% 3/31/30 (Reg. S)		70,970	77,446
12.75% 6/24/28 (Reg. S)		8,475	14,196
Turkish Republic:
6.75% 4/3/18		5,860	6,168
6.875% 3/17/36		11,960	11,960
7% 9/26/16		5,240	5,633
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (c)	Value (000s)
Turkish Republic: - continued
7.25% 3/5/38		$ 6,850	$ 7,073
7.375% 2/5/25		13,680	14,843
UK Treasury GILT:
2.25% 3/7/14	GBP	10,310	16,259
3.75% 9/7/19	GBP	43,135	69,319
4.25% 12/7/55	GBP	7,895	13,142
5.75% 12/7/09	GBP	17,000	27,436
Ukraine Cabinet of Ministers:
6.875% 3/4/11 (Reg. S)		7,315	6,785
7.65% 6/11/13 (f)		1,220	1,095
Ukraine Government:
6.385% 6/26/12 (f)		8,240	7,231
6.75% 11/14/17 (f)		6,700	5,260
United Mexican States:
5.95% 3/19/19		2,674	2,828
7.5% 4/8/33		1,770	2,115
8.3% 8/15/31		1,710	2,204
Uruguay Republic:
Inflation-Indexed Bond 5% 9/14/18	UYU	39,307	1,845
6.875% 9/28/25		3,025	3,123
8% 11/18/22		6,487	7,265
Venezuelan Republic:
oil recovery rights 4/15/20 (l)		3,260	84
1.505% 4/20/11 (Reg. S) (i)		23,800	21,182
5.375% 8/7/10 (Reg. S)		6,030	5,864
7% 3/31/38		3,450	2,096
8.5% 10/8/14		11,700	10,472
9% 5/7/23 (Reg. S)		20,120	15,130
9.25% 9/15/27		17,120	13,782
9.375% 1/13/34		5,305	4,072
10.75% 9/19/13		32,378	32,054
13.625% 8/15/18		16,755	17,090
Vietnamese Socialist Republic:
4% 3/12/28 (e)		10,045	7,735
6.875% 1/15/16 (f)		2,565	2,693
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,468,023)			1,545,050
Common Stocks - 0.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(m)	113,725	$ 0*
Remy International, Inc. (a)	40,800	141
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	6	0*
TOTAL CONSUMER DISCRETIONARY		141
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. (a)	810,725	7,264
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(m)	546,000	1
MATERIALS - 0.2%
Chemicals - 0.2%
Georgia Gulf Corp. (a)(f)	591,147	15,961
Containers & Packaging - 0.0%
Constar International, Inc. (a)	25,300	431
TOTAL MATERIALS		16,392
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	143
TOTAL COMMON STOCKS (Cost $25,454)		23,941
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	213
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Preferred Blocker, Inc. 7.00% (f)	15,411	8,707
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	$ 0*
TOTAL NONCONVERTIBLE PREFERRED STOCKS		8,707
TOTAL PREFERRED STOCKS (Cost $7,399)		8,920
Floating Rate Loans - 6.3%
	Principal Amount (000s) (c)
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.2%
TRW Automotive Holdings Corp. Tranche B1, term loan 6.25% 2/9/14 (i)	$ 2,167	2,162
Visteon Corp. term loan 4.426% 6/13/13 (b)(i)	20,095	15,875
		18,037
Automobiles - 0.3%
AM General LLC:
Credit-Linked Deposit 3.2406% 9/30/12 (i)	132	122
Tranche B, term loan 3.2687% 9/30/13 (i)	2,904	2,672
Ford Motor Co. term loan 3.494% 12/15/13 (i)	21,624	19,029
		21,823
Diversified Consumer Services - 0.3%
Affinion Group Holdings, Inc. term loan 8.2731% 3/1/12 (i)	4,348	3,752
Cengage Learning, Inc. Tranche B, term loan 2.75% 7/5/14 (i)	12,868	11,582
ServiceMaster Co.:
term loan 2.777% 7/24/14 (i)	6,397	5,693
Tranche DD, term loan 2.75% 7/24/14 (i)	615	547
		21,574
Hotels, Restaurants & Leisure - 0.2%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 2.4474% 2/16/14 (i)	141	102
Las Vegas Sands LLC:
term loan 2.04% 5/23/14 (i)	147	122
Tranche B, term loan 2.04% 5/23/14 (i)	728	604
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5512% 6/14/13 (i)	$ 41	$ 34
term loan 2.5679% 6/14/14 (i)	448	379
Six Flags, Inc. Tranche B, term loan 2.5951% 4/30/15 (i)	15,393	15,008
		16,249
Media - 1.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 6.25% 3/6/14 (i)	18,744	17,713
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 5.2628% 6/12/14 (i)	30,962	25,621
Tranche 2LN, term loan 17.5% 12/12/14 (i)	30,900	7,107
Idearc, Inc. Tranche B, term loan 3.4179% 11/17/14 (b)(i)	3,747	1,574
The Reader's Digest Association, Inc. term loan 4.4898% 3/2/14 (b)(i)	4,219	1,920
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (i)	25,720	21,605
		75,540
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. term loan 2.565% 5/28/13 (i)	6,732	6,126
Michaels Stores, Inc. Tranche B1, term loan 2.5381% 10/31/13 (i)	23,074	20,536
		26,662
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. Tranche 2LN, term loan 4.2538% 3/5/14 (i)	1,650	1,601
Levi Strauss & Co. term loan 2.5225% 4/4/14 (i)	1,580	1,442
		3,043
TOTAL CONSUMER DISCRETIONARY		182,928
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 2.0034% 6/4/14 (i)	2,660	2,327
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.1%
Spectrum Brands, Inc.:
Credit-Linked Deposit 4.65% 6/30/12 (i)	$ 143	$ 136
Tranche B1, term loan 8.0009% 6/30/12 (i)	6,751	6,431
		6,567
Personal Products - 0.1%
Revlon Consumer Products Corp. term loan 4.3368% 1/15/12 (i)	4,769	4,614
TOTAL CONSUMER STAPLES		13,508
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.75% 12/28/10 (i)	213	206
Tranche D, term loan 8.4985% 12/28/13 (i)	1,705	1,653
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (i)	405	345
		2,204
FINANCIALS - 0.6%
Consumer Finance - 0.2%
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.25% 8/3/12 (i)	15,285	14,521
Diversified Financial Services - 0.1%
CIT Group, Inc. term loan 13% 1/20/12 (i)	2,395	2,455
Clear Channel Capital I LLC Tranche B, term loan 3.8963% 1/29/16 (i)	8,645	6,570
MGM Holdings II, Inc. Tranche B, term loan 3.5106% 4/8/12 (i)	2,229	1,248
		10,273
Real Estate Management & Development - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.3088% 10/10/13 (i)	1,935	1,631
Tranche 2LN, term loan 13.5% 10/15/17	10,500	10,868
Tranche B, term loan 3.2544% 10/10/13 (i)	7,189	6,056
Tranche DD, term loan 3.3845% 10/10/13 (i)	6,964	5,850
		24,405
TOTAL FINANCIALS		49,199
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.4963% 4/10/14 (i)	$ 2,059	$ 1,792
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 6.0719% 2/21/13 (i)	83	63
Tranche 2LN, term loan 10.3219% 2/21/14 (i)	140	63
Wesco Aircraft Hardware Corp. Tranche 2LN, term loan 6% 3/28/14 (i)	70	54
		180
Airlines - 0.3%
Delta Air Lines, Inc.:
Tranche 1LN, term loan 8.75% 9/27/13 (i)	470	472
Tranche 2LN, term loan 3.4994% 4/30/14 (i)	10,291	8,619
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (i)	12,525	9,394
		18,485
Commercial Services & Supplies - 0.0%
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 6.3625% 2/7/15 (i)	650	510
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 3.8435% 12/3/14 (i)	3,462	3,012
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 2.25% 10/17/12 (i)	53	52
Dresser, Inc. Tranche 2LN, term loan 5.9938% 5/4/15 pay-in-kind (i)	4,050	3,503
Navistar International Corp.:
term loan 3.4963% 1/19/12 (i)	4,026	3,905
Credit-Linked Deposit 3.5406% 1/19/12 (i)	1,464	1,420
		8,880
Road & Rail - 0.2%
Swift Transportation Co., Inc. term loan 3.5625% 5/10/14 (i)	15,102	13,913
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 3.7438% 11/30/14 (i)	810	178
TOTAL INDUSTRIALS		45,158
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.2%
Flextronics International Ltd.:
Tranche B A1, term loan 2.7594% 10/1/14 (i)	$ 1,481	$ 1,333
Tranche B A2, term loan 2.4963% 10/1/14 (i)	2,550	2,295
Tranche B A3, term loan 2.4963% 10/1/14 (i)	2,975	2,678
Tranche B-A, term loan 2.6866% 10/1/14 (i)	5,154	4,638
Tranche B-B, term loan 2.8469% 10/1/12 (i)	3,315	3,075
		14,019
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 2.2461% 3/20/13 (i)	3,546	3,523
Semiconductors & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc. term loan:
2.0113% 12/1/13 (i)	19,215	15,324
12.5% 12/15/14	4,696	4,720
		20,044
Software - 0.2%
Kronos, Inc.:
Tranche 1LN, term loan 2.2825% 6/11/14 (i)	11,868	11,156
Tranche 2LN, term loan 6.0325% 6/11/15 (i)	1,790	1,548
Open Solutions, Inc. term loan 2.625% 1/23/14 (i)	234	187
		12,891
TOTAL INFORMATION TECHNOLOGY		50,477
MATERIALS - 0.6%
Chemicals - 0.3%
Lyondell Chemical Co. term loan 9.1679% 12/15/09 (i)(n)	8,635	9,002
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (i)	12,588	10,700
		19,702
Containers & Packaging - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 2.2997% 4/3/15 (i)	10,241	9,115
Smurfit-Stone Container Enterprises, Inc. term loan 2.9233% 11/11/11 (i)	5,764	5,562
		14,677
Floating Rate Loans - continued
	Principal Amount (000s) (c)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Aleris International, Inc.:
Tranche 1LN, term loan 5.2% 2/12/10 (i)(n)	$ 1,162	$ 1,174
Tranche B 1LN, term loan:
4.25% 12/19/13 (b)(i)	633	57
12.5% 12/19/13 (i)	1,328	564
Tranche C 1LN, term loan 4.25% 12/19/13 (i)	881	599
		2,394
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.25% 2/22/15 (i)	7,260	6,788
White Birch Paper Co. Tranche 1LN, term loan 3.35% 5/8/14 (i)	1,434	504
		7,292
TOTAL MATERIALS		44,065
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Wind Telecomunicazioni SpA:
Tranche 2LN, term loan 7.9256% 3/21/15 (i)	2,840	2,840
Tranche B 1LN, term loan 3.9256% 5/26/13 (i)	1,280	1,216
Tranche C 1LN, term loan 4.9256% 5/26/14 (i)	1,280	1,216
		5,272
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings Ltd. term loan 3.2531% 2/1/14 (i)	17,225	15,459
TOTAL TELECOMMUNICATION SERVICES		20,731
UTILITIES - 0.9%
Electric Utilities - 0.9%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7538% 10/10/14 (i)	31,150	24,141
Tranche B2, term loan 3.7539% 10/10/14 (i)	27,846	21,720
Tranche B3, term loan 3.7539% 10/10/14 (i)	30,618	23,652
		69,513
TOTAL FLOATING RATE LOANS (Cost $416,321)		479,575
Sovereign Loan Participations - 0.1%
	Principal Amount (000s) (c)	Value (000s)
Indonesian Republic loan participation - Citibank 0.3939% 12/14/19 (i) (Cost $5,223)	$ 7,201	$ 6,121
Fixed-Income Funds - 5.4%
	Shares
Fidelity Floating Rate Central Fund (j) (Cost $384,484)	4,548,868	413,174
Preferred Securities - 0.6%
	Principal Amount (000s) (c)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 17,100	17,414
Net Servicos de Comunicacao SA 9.25% (f)	12,230	12,304
		29,718
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Pemex Project Funding Master Trust 7.75%	15,770	15,461
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 3 Ltd. 2.68% (i)	JPY	150,000	1,514
TOTAL PREFERRED SECURITIES (Cost $45,820)		46,693
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $63)	8,380	63
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.25% (k) (Cost $347,113)	347,113,327	347,113
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,392,229)		7,627,941
NET OTHER ASSETS - (0.1)%		(9,260)
NET ASSETS - 100%		$ 7,618,681
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.73% with Credit Suisse First Boston	April 2038	$ 6,000	$ (966)
Receive semi-annually a fixed rate equal to 3.30% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2010	14,000	377
		$ 20,000	$ (589)
Currency Abbreviations
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
UYU	-	Uruguay peso
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $754,641,000 or 9.9% of net assets.

(g) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $120,975,000 or 1.6% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(l) Quantity represents share amount.

(m) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	11/9/05	$ 2,153

(n) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,575,000 and $3,704,135, respectively.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,581
Fidelity Floating Rate Central Fund	12,278
Total	$ 13,859
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 167,148	$ 141,600	$ 5,001	$ 413,174	13.9%
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 141	$ -	$ -	$ 141
Financials	8,707	-	8,707	-
Industrials	7,264	7,264	-	-
Information Technology	1	-	1	-
Materials	16,605	431	16,174	-
Telecommunication Services	-	-	-	-
Utilities	143	143	-	-
Corporate Bonds	2,568,233	-	2,564,368	3,865
U.S. Government and Government Agency Obligations	1,879,648	-	1,879,648	-
U.S. Government Agency - Mortgage Securities	219,335	-	219,335	-
Asset-Backed Securities	16,619	-	12,614	4,005
Collateralized Mortgage Obligations	60,201	-	41,759	18,442
Commercial Mortgage Securities	13,255	-	8,973	4,282
Foreign Government and Government Agency Obligations	1,545,050	-	1,543,443	1,607
Floating Rate Loans	479,575	-	472,468	7,107
Sovereign Loan Participations	6,121	-	6,121	-
Fixed-Income Funds	413,174	413,174	-	-
Preferred Securities	46,693	-	46,693	-
Money Market Funds	347,113	347,113	-	-
Equity Funds	63	-	-	63
Total Investments in Securities	$ 7,627,941	$ 768,125	$ 6,820,304	$ 39,512
Derivative Instruments:
Assets
Swap Agreements	$ 377	$ -	$ 377	$ -
Liabilities
Swap Agreements	$ (966)	$ -	$ (966)	$ -
Total Derivative Instruments	$ (589)	$ -	$ (589)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 44,183
Total Realized Gain (Loss)	2,620
Total Unrealized Gain (Loss)	(7,281)
Cost of Purchases	5,020
Proceeds of Sales	(33,415)
Amortization/Accretion	234
Transfers in/out of Level 3	28,151
Ending Balance	$ 39,512
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ (5,573)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the cost of investment securities for income tax purposes was $7,336,203,000. Net unrealized appreciation aggregated $291,738,000, of which $594,172,000 related to appreciated investment securities and $302,434,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, and U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009